Segment Reporting (Information for Revenue from External Customers by Destination) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Net sales	¥ 1,422,754	¥ 1,479,627	¥ 1,526,536
Japan
Segment Reporting Information [Line Items]
Net sales	598,639	607,642	643,577
Asia
Segment Reporting Information [Line Items]
Net sales	304,013	307,744	301,278
Europe
Segment Reporting Information [Line Items]
Net sales	235,355	253,382	265,323
United States of America
Segment Reporting Information [Line Items]
Net sales	228,968	250,203	248,145
Other Countries
Segment Reporting Information [Line Items]
Net sales	¥ 55,779	¥ 60,656	¥ 68,213